Sales - Trade receivables - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Net book value of trade receivables in the opening balance	€ 5,320	€ 5,295	€ 5,175
IFRS 9 transition impact				€ (22)
Net book value of trade receivables - including IFRS 9 transition impact			5,295
Business related variations	379	1	65
Changes in the scope of consolidation	4	50	90
Translation adjustment	(90)	28	(12)
Reclassifications and other items	7	(53)	(1)
Net book value of trade receivables in the closing balance	€ 5,620	€ 5,320	€ 5,295	€ 5,175